Themes Silver Miners ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares		Value
Materials - 99.8% (a)
AbraSilver Resource Corp. (b)	26,892		$ 271,338
Americas Gold & Silver Corp. (b)	48,697		230,394
Andean Silver Ltd. (b)	35,564		46,660
Avino Silver & Gold Mines Ltd. (b)	4,118		26,103
Aya Gold & Silver, Inc. (b)	23,971		453,983
Baiyin Nonferrous Group Co. Ltd. - Class A	1,500		1,123
Coeur Mining, Inc.	20,636		336,780
Discovery Silver Corp. (b)	109,596		655,296
Endeavour Silver Corp. (b)	52,116		431,520
First Majestic Silver Corp.	28,202		478,832
Fortuna Mining Corp. (b)	929		7,854
Freeport-McMoRan, Inc.	4,380		275,458
Fresnillo PLC	27,585		1,002,938
GoGold Resources, Inc. (b)	76,297		171,073
Hecla Mining Co.	16,382		252,774
Hochschild Mining PLC	8,174		50,157
Industrias Penoles SAB de CV	22,709		992,482
Inner Mongolia Xingye Silver & Tin Mining Co. Ltd. - Class A	2,900		14,087
Jiangxi Copper Co. Ltd. - Class A	3,100		19,782
Jiangxi Copper Co. Ltd. - Class H	22,838		90,038
KGHM Polska Miedz SA	3,076		270,861
MMG Ltd. (b)	12,953		11,462
Newmont Corp.	10,798		1,008,533
OR Royalties, Inc.	4,581		145,061
Pan American Silver Corp.	9,250		414,307
Shandong Gold Mining Co. Ltd. - Class A	700		2,382
Shandong Gold Mining Co. Ltd. - Class H (c)	3,001		6,390
Silvercorp Metals, Inc.	38,931		394,182
Southern Copper Corp.	2,176		379,232
SSR Mining, Inc. (b)	5,289		149,573
Teck Resources Ltd. - Class B	1,469		87,493
Triple Flag Precious Metals Corp.	10,912		326,918
Vizsla Silver Corp. (b)	61,521		202,142
Wheaton Precious Metals Corp.	6,457		726,353
Yunnan Chihong Zinc & Germanium Co. Ltd.	1,000		1,785
Zhuzhou Smelter Group Co. Ltd. - Class A (b)	200		955
Zijin Mining Group Co. Ltd. - Class A	21,500		79,658
Zijin Mining Group Co. Ltd. - Class H	104,344		364,539
TOTAL COMMON STOCKS (Cost $11,202,713)			10,380,498

TOTAL INVESTMENTS - 99.8% (Cost $11,202,713)			10,380,498
Other Assets in Excess of Liabilities - 0.2%		0.00244	25,363
TOTAL NET ASSETS - 100.0%			$ 10,405,861

Percentages are stated as a percent of net assets. PLC – Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $6,390 or 0.1% of the Fund’s net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Themes Silver Miners ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 10,380,498	$ –	$ –	$ 10,380,498
Total Investments	$ 10,380,498	$ –	$ –	$ 10,380,498

Refer to the Schedule of Investments for further disaggregation of investment categories.